Acquisition of the Oriental VIP Room (Details 2) (VIP Room [Member], USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
VIP Room [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration		$ 47,803,560
Payment	(20,000,000)	(10,000,000)
Ordinary Shares Issued		0
Change in Fair Value of Contingent Consideration		(1,298,252)	1,298,252
Foreign Currency Translation Adjustment		22,961
Contingent Consideration		$ 36,528,269	$ 36,528,269